Subsequent Events	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Subsequent Events
Note 32
: Subsequent Events
2022
dividends
In February 2022
, the Company announced a
10% or

$0.16 per share increase in the annualized dividend to $1.78 per common share, which was approved by the Company’s board of directors. A quarterly dividend of $0.445 per share will be paid on March 15
, 2022
to shareholders of record as of February 24
, 2022
.